RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 20 — RELATED-PARTY TRANSACTIONS

a) Operations with related parties

During the years ended December 31, 2025, 2024 and 2023, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 65,347 as of December 31, 2025 (R$ 400,204 and R$ 1,620,459 as of December 31, 2024 and 2023, respectively) and purchases in the amount of R$ 85,547 as of December 31, 2025 (R$ 263,328 and R$ 210,931 as of December 31, 2024 and 2023, respectively). The net amount totals R$ (20,200) as of December 31, 2025 (R$ 136,876 and R$ 1,409,528 as of December 31, 2024 and 2023, respectively).

As of December 31, 2024, the Company and its subsidiaries were due to receive R$ 7,571 from controlling shareholders regarding the sale of real estate, and this amount had already been received by December 31, 2025. Additionally, the Company recorded income derived from rental agreement in the amount of R$ 921 as of December 31, 2025 (R$ 870 and R$ 877 as of December 31, 2024 and 2023, respectively).

b) Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2025	2024	2023
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	150,000	apr/24	—	—	150,000
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	nov/24	—	—	400,000
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	—	375,000
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	—	375,000
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	836	jan/25	—	760	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	10,949	jan/25	—	10,701	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	1,868	jan/25	—	1,825	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	3,096	jan/25	—	3,025	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	4,043	jan/25	—	3,951	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	624	jan/25	—	610	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	3,229	jan/25	—	3,156	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	4,873	jan/25	—	4,762	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	4,992	jan/25	—	9,576	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	14,483	feb/25	—	2,608	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,467	feb/25	—	2,396	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	59,644	mar/25	—	44,519	63,024
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	35,451	mar/25	—	25,042	35,451
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	nov/25	—	400,000	400,000
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	3,235	jan/26	3,497	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,492	jan/26	2,694	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	1,372	jan/26	1,484	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	10,670	jan/26	11,536	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	2,004	jan/26	2,167	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	312	jan/26	337	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	551	jan/26	563	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	7,109	jan/26	7,686	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	9,432	jan/26	10,198	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,594	jan/26	2,805	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	446	feb/26	483	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,052	mar/26	2,219	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	993	mar/26	1,073	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	11,951	jan/27	11,680	11,680	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	69,156	may/27	390,000	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	oct/27	988,391	2,641,096	2,064,877
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	601,588	jun/28	243,023	610,245	648,322
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	jan/30	—	3,083,765	2,410,967
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	75,854	dec/34	81,723	—	—
UFV Barro Alto V Geração de Energia SPE Ltda	Subsidiary	Financing Agreements	100,496	mar/35	100,496	—	—
UFV Barro Alto VI Geração de Energia SPE Ltda	Subsidiary	Financing Agreements	100,496	mar/35	100,413	—	—
UFV Barro Alto VII Geração de Energia SPE Ltda	Subsidiary	Financing Agreements	100,496	mar/35	100,580	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	3,547,115	jun/35	3,576,560	—	—
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	oct/37	280,622	315,807	246,906
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	jun/38	8,967	12,216	12,216
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	335,000	oct/41	217,118	—	—
GUSAP III LP.	Subsidiary	Financing Agreements	1,117,100	apr/44	2,646,891	2,978,763	2,328,873

c) Price and interest

Loan agreements between related parties are updated by fixed and/or market rates, such as SOFR, plus exchange rate variation, where applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

d) Key Management compensation

	2025	2024	2023
Cost of Salaries, variable compensation and benefits	37,422	40,396	36,964
Cost of contributions to management’s defined contribution pension plans	2,017	1,952	1,986
Cost of long-term incentive plans	30,014	32,098	25,352
	69,453	74,446	64,302

Cost of social charges	15,344	16,361	17,077

At the end of the year, quantity of Restricted and Performance Shares with the key management were:

	2025	2024	2023
Available at beginning of the year	4,073,931	4,945,852	3,415,166
Granted	1,091,796	1,410,887	2,705,702
Exercised	(803,483)	(2,751,812)	(938,953)
Cancelled	—	(321,345)	(404,922)
Share Bonus	—	790,349	168,859
Base Adjustment	(64,382)	—	—
Available at the end of the year	4,297,862	4,073,931	4,945,852

Additional information on the long-term incentive plan are presented in Note 26.

e) Other information from related parties

Contributions to the assistance entities Fundação Gerdau, Instituto Gerdau and Fundação Ouro Branco, classified as related parties, amounted R$ 160,433 (R$ 206,344 on December 31, 2024). The defined benefit pension plans and the post-employment health care benefit plan are related parties of the Company and the details of the balances and contributions are presented in Note 21.

On December 31, 2025, Gerdau S.A. has financial investments in debentures issued by its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., in the amount of R$ 4,815 million (R$2,288 million as of December 31, 2024), which generated financial income of R$ 110,360 as of December 31, 2025 (R$ 105,859 as of December 31, 2024).